Fair Value of Financial Instruments - Additional Information (Detail) (9% senior unsecured bond, USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 18, 2012	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate on bond	9.00%	9.00%
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of liability	132.5		$ 135.0